Variable Interest Entity (“VIE”) (Tables)	6 Months Ended
Jun. 30, 2024
Variable Interest Entity (“VIE”) [Abstract]
Schedule of Condensed Balance Sheet	The carrying amount of the VIEs’ consolidated assets and liabilities are as follows:
	December 31, 2023	June 30, 2024	June 30, 2024
	RMB	RMB (Unaudited)	USD (Unaudited)
Current assets	48,490,650	19,191,150	2,692,814
Property, plant and equipment, net	91,369,608	89,124,636	12,505,561
Other noncurrent assets	265,926,480	276,300,213	38,769,183
Total assets	405,786,738	384,615,999	53,967,558
Total liabilities	(609,000,686)	(559,145,271)	(78,456,708)
Net assets	(203,213,948)	(174,529,272)	(24,489,150)
	December 31, 2023	June 30, 2024	June 30, 2024
	RMB	RMB (Unaudited)	USD (Unaudited)
Current liabilities:
Accounts payable	9,219,643	9,169,169	1,286,576
Deferred revenue	-	107,231	15,046
Other payables and accrued liabilities	16,422,802	16,589,063	2,327,701
Taxes payable	6,901,910	6,876,444	964,871
Intercompany payable*	540,464,986	506,298,482	71,041,489
Total current liabilities	573,009,341	539,040,389	75,635,683
Non-current shareholder loan	35,991,345	20,104,882	2,821,025
Total liabilities	609,000,686	559,145,271	78,456,708
*	Intercompany balances will be eliminated upon consolidation.

Schedule of Condensed Income Statement	The summarized operating results of the VIE’s are as follows:
	For the six months ended June 30, 2023	For the six months ended June 30, 2024	For the six months ended June 30, 2024
	RMB (Unaudited)	RMB (Unaudited)	USD (Unaudited)
Operating revenues	1,120,045	495,001	69,456
Gross profit	437,799	(1,012,580)	(142,081)
Income from operations	(3,320,187)	(4,083,990)	(573,047)
Net income	(3,272,218)	(4,491,743)	(630,261)

Schedule of Cash, Cash Equivalents and Restricted Cash	The following table provides a reconciliation of cash and cash equivalents reported within the parent company balance sheets that sum to the total of the same amounts shown in the parent company statements of cash flows:
	For the six months ended June 30
	2023	2024	2024
	RMB (Unaudited)	RMB (Unaudited)	USD (Unaudited)
Cash and cash equivalents	2,902,814	6,162,765	864,731
Total cash and cash equivalents	2,902,814	6,162,765	864,731